Label	Element	Value
Rockefeller Intermediate Tax Exempt National Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Rockefeller Intermediate Tax Exempt National Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Rockefeller Intermediate Tax Exempt National Bond Fund (the “Tax Exempt National Bond Fund” or the “Fund”) seeks to generate current income that is exempt from federal personal income tax consistent with the preservation of capital.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may generate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These transaction costs and potentially higher taxes, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 39.80% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.80%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing under normal market conditions at least 80% of its net assets (plus any borrowings for investment purposes) in municipal bonds and other fixed-income securities that generate income exempt from regular federal income tax, including the federal alternative minimum tax (“AMT”).  The Fund may invest in all types of municipal bonds, including, but not limited to, general obligation bonds and industrial development bonds.  The Fund may also invest in asset-backed and mortgage-backed securities, other investment companies, exchange-traded funds (“ETFs”) and the obligations of other issuers that pay interest that is exempt from regular federal income taxes.  While the Fund will invest primarily in tax exempt securities, it is possible that up to 20% of the Fund’s total assets may be invested in securities that generate income that is not exempt from regular federal income tax, including the federal AMT.  The Fund invests primarily in investment grade municipal bonds and other types of fixed-income securities.  Investment grade securities are fixed-income securities rated in the top four ratings categories by independent rating organizations such as Standard & Poor’s Ratings Group (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) or another nationally recognized statistical rating organization (“NRSRO”), or, if unrated, deemed by Rockefeller & Co., Inc., the Fund's investment adviser (the "Adviser") to be of comparable quality.  While the Fund may invest in securities of any duration, the Adviser anticipates the weighted average duration of the Fund’s portfolio will be more than three years but less than ten years.

The Fund’s investment philosophy is based on a combination of forecasted macro-economic conditions over a six- to twelve-month horizon and is complemented by bottom-up fundamental research.  To select investments for the Fund, the Adviser applies the macro-economic analysis by considering securities of any duration which appear to offer the best relative value.  The Adviser’s bottom-up research process seeks to identify and avoid issuers which could have significant negative changes in credit quality.  In addition to traditional macro-economic and credit analysis, the Adviser may also consider market sentiment and behavioral factors when assessing a security’s relative value and worthiness within a portfolio seeking principal protection and income.

The Fund may also invest in fixed-income securities rated below investment grade by an independent rating agency when purchased, including high-yield fixed-income securities, and in unrated or split rated securities deemed by the Adviser to be of comparable quality.  Such securities are also known as “junk bonds.”

The Fund may invest in securities that are illiquid, thinly traded or subject to special resale restrictions, such as those imposed by Rule 144A promulgated under the Securities Act of 1933, as amended (the “Securities Act”).  The Fund’s investments may also include securities that do not produce immediate cash income, such as zero-coupon bonds.  The Fund may also purchase and sell securities on a when-issued basis, which involves a commitment by the Fund to purchase or sell securities at a predetermined price or yield, but where payment for the securities is not required until the delivery date.

Although the Fund intends to provide income exempt from federal income tax, income from some of the Fund’s holdings may be subject to the federal AMT.  In addition, the Fund may invest a portion of its net assets in taxable fixed-income securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take.  Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over long or even short periods of time.  The principal risks of investing in the Fund are:

•	General Market Risk. The value of the Fund’s shares may fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally.

•
Management Risk.  The Adviser’s judgments about the attractiveness, value and potential appreciation of the Fund’s investments may prove to be incorrect and the investment strategies employed by the Adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies.

•
Municipal Securities Risks.  The municipal market is volatile and can be significantly affected by adverse tax, legislative or political changes and the financial condition of the issuers of municipal securities.  Because the Fund may invest more than 25% of its total assets in municipal obligations issued by entities located in the same state or the interest on which is paid solely from revenues of similar projects, changes in economic, business or political conditions relating to a particular state or types of projects may have a disproportionate impact on the Fund.  Budgetary constraints of local, state, and federal governments upon which the issuers may be relying for funding may also impact municipal securities. In addition, changes in the financial condition of an individual municipal insurer can affect the overall municipal market, and market conditions may directly impact the liquidity and valuation of municipal securities.

•
Fixed-Income Securities Risks.  Fixed-income securities are or may be subject to interest rate, credit, liquidity, prepayment and extension risks.  Interest rates may go up resulting in a decrease in the value of the fixed-income securities held by the Fund.  Credit risk is the risk that an issuer will not make timely payments of principal and interest.  There is also the risk that an issuer may “call,” or repay, its high yielding bonds before their maturity dates.  Fixed-income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.  Limited trading opportunities for certain fixed-income securities may make it more difficult to sell or buy a security at a favorable price or time.

o
Interest Rate Risk.  In times of rising interest rates, bond prices will decline.  Generally, securities with longer maturities and funds with longer weighted average maturities carry greater interest rate risk.

o
Extension Risk.  In times of rising interest rates, prepayments will slow causing portfolio securities considered short or intermediate term to be long-term securities, which fluctuate more widely in response to changes in interest rates than shorter term securities.

o
Liquidity Risk.  There may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.

o	Prepayment Risk. In times of declining interest rates, the Fund’s higher yielding securities will be prepaid and the Fund will have to replace them with securities having a lower yield.

•
High-Yield Fixed-Income Securities Risk.  High-yield fixed income securities or “junk bonds” are fixed-income securities held by the Fund that are rated below investment grade are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on public perception of the issuer.  Such securities are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

•
Restricted Securities Risk.  The Fund may invest in restricted securities (securities with limited transferability under the securities laws) acquired from the issuer in “private placement” transactions.  Private placement securities are not registered under the Securities Act, and are subject to restrictions on resale.  They are eligible for sale only to certain qualified institutional buyers, like the Fund, and are not sold on a trading market or exchange.  While private placement securities offer attractive investment opportunities otherwise not available on an open market, because such securities are available to few buyers, they are often both difficult to sell and to value.

•
Asset-Backed and Mortgage-Backed Securities Risk.  Asset-backed and mortgage-backed securities are subject to risk of prepayment.  These types of securities may also decline in value because of mortgage foreclosures or defaults on the underlying obligations.  Mortgage-backed securities offered by non-governmental issuers are subject to other risks as well, including failures of private insurers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities.  Other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as risks associated with the nature and servicing of the assets backing the securities.  Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.

•
Government-Sponsored Entities Risk.  The Fund invests in securities issued or guaranteed by government-sponsored entities.  However, these securities may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing agency.  Securities issued by U.S. Government agencies and instrumentalities have different levels of U.S. Government credit support.  Some are backed by the full faith and credit of the U.S. Government, while others are supported by only the discretionary authority of the U.S. Government or only by the credit of the agency or instrumentality.  No assurance can be given that the U.S. Government will provide financial support to U.S. Government-sponsored instrumentalities because they are not obligated to do so by law.  Guarantees of timely prepayment of principal and interest do not assure that the market prices and yields of the securities are guaranteed nor do they guarantee the net asset value or performance of the Fund, which will vary with changes in interest rates, the Adviser’s success and other market conditions.

•
Tax Risks.  Municipal securities may decrease in value during times when federal income tax rates are falling.  The Fund’s investments are affected by changes in federal income tax rates applicable to, or the continuing federal tax-exempt status of, interest income on municipal obligations.  Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the liquidity, marketability and supply and demand for municipal obligations, which would in turn affect the Fund’s ability to acquire and dispose of municipal obligations at desirable yield and price levels.  If you are subject to the federal AMT, you may have to pay federal tax on a portion of your distributions from tax-exempt income.  If this is the case, the Fund’s net after-tax return to you may be lower.  The Fund would not be a suitable investment for investors investing through tax-exempt or tax-deferred accounts.

•
When‑Issued Securities Risk.  The price or yield obtained in a when-issued transaction may be less favorable than the price or yield available in the market when the securities delivery takes place, or that failure of a party to a transaction to consummate the trade may result in a loss to the Fund or missing an opportunity to obtain a price considered advantageous.

•	Zero-Coupon Bonds Risk. Zero-coupon bonds do not pay interest on a current basis and may be highly volatile as interest rates rise or fall.

•
Other Investment Companies and Exchange Traded Funds Risk.  When the Fund invests in other investment companies, including ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s or ETF’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF generally reflects the risks of owning the underlying investments the ETF holds.  The market price of an ETF’s shares may trade at a discount to their net asset value, or an active trading market for an ETF’s shares may not develop or be maintained.  The Fund also will incur brokerage costs when it purchases and sells ETFs.

•
High Portfolio Turnover Rate Risk.  A high portfolio turnover rate (100% or more) has the potential to result in increased brokerage transaction costs and the realization by the Fund, and distribution to shareholders, of a greater amount of capital gains, including short-term capital gains, than if the Fund had a low portfolio turnover rate, which may lower the Fund’s return.  This may mean that you would be likely to have a higher tax liability.  Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal income tax laws.

•
Cybersecurity Risk.  With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks.  Cyber incidents affecting the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Risk Lose Money [Text]	rr_RiskLoseMoney	Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over long or even short periods of time.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information demonstrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one year and since inception periods compare with those of a broad measure of market performance.  Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.rockefellerfunds.com or by calling the Fund toll-free at 1-855-369-6209.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information demonstrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one year and since inception periods compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-369-6209
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.rockefellerfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Institutional Class Shares(1) Calendar Year Returns as of December 31
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock
(1)
The returns shown in the bar chart are for Institutional Class shares of the Fund.  Advisor Class shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.  Advisor Class shares are not currently offered for purchase.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
The calendar year-to-date return for the Fund’s Institutional Class shares as of December 31, 2016 was -0.43%.  During the period shown in the bar chart, the best performance for a quarter was 1.36% (for the quarter ended June 30, 2016).  The worst performance was -2.23% (for the quarter ended December 31, 2016).

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.43%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best performance
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst performance
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.23%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the effect of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to those investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Returns are shown for Institutional Class shares only and will vary for Advisor Class shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
Returns are shown for Institutional Class shares only and will vary for Advisor Class shares.  Advisor Class shares are not currently offered for purchase.  After-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the effect of state and local taxes.  The after-tax returns shown are not relevant to those investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the Periods Ended December 31, 2016)
Rockefeller Intermediate Tax Exempt National Bond Fund | Bloomberg Barclays 5 Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays 5 Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.39%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.71%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 26, 2013
Rockefeller Intermediate Tax Exempt National Bond Fund | Rockefeller Intermediate Tax Exempt National Bond Fund - Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.35%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.68%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 69
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	218
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	379
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 847
Annual Return 2014	rr_AnnualReturn2014	3.11%
Annual Return 2015	rr_AnnualReturn2015	1.25%
Annual Return 2016	rr_AnnualReturn2016	(0.43%)
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.43%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.26%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 26, 2013
Rockefeller Intermediate Tax Exempt National Bond Fund | Rockefeller Intermediate Tax Exempt National Bond Fund - Institutional Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.63%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.91%
Rockefeller Intermediate Tax Exempt National Bond Fund | Rockefeller Intermediate Tax Exempt National Bond Fund - Institutional Class Shares | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.19%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.97%
Rockefeller Intermediate Tax Exempt National Bond Fund | Rockefeller Intermediate Tax Exempt National Bond Fund - Advisor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.35%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 85
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	265
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	460
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,025